Borrowings - Company's Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Short-term borrowings	$ 4,771	$ 2,334
Long-term borrowings	105,012	112,368
Total	109,783	114,702
Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
Short-term borrowings	1,327	716
FFELP Loan - Other Facilities [Member]
Debt Instrument [Line Items]
Short-term borrowings	1,536
Long-term borrowings	8,400
Private Education Loan - Other Facilities [Member]
Debt Instrument [Line Items]
Short-term borrowings	684	464
Total Before Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
Short-term borrowings	4,750	2,335
Long-term borrowings	105,018	113,119
Total	109,768	115,454
Total Before Hedge Accounting Adjustments [Member] | Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
Short-term borrowings	1,306	717
Long-term borrowings	12,624	13,029
Total	13,930	13,746
Total Before Hedge Accounting Adjustments [Member] | Total Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Short-term borrowings	1,306	717
Long-term borrowings	12,624	13,029
Total	13,930	13,746
Total Before Hedge Accounting Adjustments [Member] | FFELP Loan Securitizations [Member]
Debt Instrument [Line Items]
Long-term borrowings	71,208	73,522
Total	71,208	73,522
Total Before Hedge Accounting Adjustments [Member] | Private Education Loan Securitizations [Member]
Debt Instrument [Line Items]
Short-term borrowings	686	548
Long-term borrowings	12,646	14,125
Total	13,332	14,673
Total Before Hedge Accounting Adjustments [Member] | FFELP Loan - Other Facilities [Member]
Debt Instrument [Line Items]
Short-term borrowings	1,536
Long-term borrowings	6,830	12,443
Total	8,366	12,443
Total Before Hedge Accounting Adjustments [Member] | Private Education Loan - Other Facilities [Member]
Debt Instrument [Line Items]
Short-term borrowings	684	464
Long-term borrowings	1,710
Total	2,394	464
Total Before Hedge Accounting Adjustments [Member] | Other [Member]
Debt Instrument [Line Items]
Short-term borrowings	538	606
Total	538	606
Total Before Hedge Accounting Adjustments [Member] | Secured Borrowings [Member]
Debt Instrument [Line Items]
Short-term borrowings	3,444	1,618
Long-term borrowings	92,394	100,090
Total	95,838	101,708
Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
Short-term borrowings	21	(1)
Long-term borrowings	(6)	(751)
Total	$ 15	$ (752)